Commitments and Contingencies - Additional Information - Odebrecht (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Jul. 31, 2015
Loss Contingencies [Line Items]
Payments made towards commitments		$ 37,619	$ 34,027
Odebrecht Oil And Gas Sa [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture arrangement	50.00%
Operating lease arrangement period, lessor		12 years
Estimated cost of project	$ 1,000,000
Prepaid Expense		$ 390,200
Purchase obligation due (remainder of 2015)		415,500
Purchase obligation due in 2016		198,900
Secured long-term debt financing		$ 230,000		$ 804,000